Corporate Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of general information about financial statements [text block] [Abstract]
Schedule of fair values of the assets
Fair value
S/(000)
Inventories	6,849
Machinery and equipment	2,749
Brand and other intangibles, note 11(c)	25,152
Deferred income tax asset	1,866
36,616

Goodwill, note 12	4,459

Total assets acquired	41,075